Acqusitions	6 Months Ended
Jun. 30, 2023
Acquisition [Abstract]
ACQUSITIONS

4. ACQUSITIONS

Business Combinations

The Group accounted the following acquisitions as business combinations in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material.

GISN acquisition

On January 28, 2023, the Company, through its subsidiary Fresh2, entered into a Share Purchase Agreement to acquire GISN (HK) LIMITED, a Hongkong corporation (“GISN”), from Mr. Haohan Xu, the Company’s Co-CEO and Co-Chairman of the board of directors. GISN and its subsidiaries provide technical solution and outsourcing consulting services provider focused on the digital, internet and Web 3 business transformation for start-ups and traditional enterprises. This acquisition is a critical initiative for the Group’s efficiency in its e-commerce operations. The acquisition closed on February 1, 2023. The Company issued 8,785,530 Class A ordinary shares with fair value of RMB25,938 (US$3,848) to purchase all the issued and outstanding equity interest of GISN.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed for the combined entities at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:

Amount
RMB

Total consideration	25,938

Assets acquired and liabilities assumed:
Cash acquired	1,028
Accounts receivable	100
Accounts receivable-related parties	12,073
Other current assets	123
Property and equipment	1,573
Intangible assets	11,233
Advance from customer	(1,013)
Accrued expenses and other current liabilities	(13,705)
Lease liabilities	(239)
Deferred tax liability	(2,808)
Total net assets acquired	8,365
Goodwill	17,573

The intangible assets are mainly attributable to software acquired through the acquisition, which are amortized over 10 years.

The following unaudited pro forma summary presents consolidated information of the Group as of the business combination had occurred on January 1, 2022.

	Unaudited Pro Forma
	For the six months ended June 30,
	2022	2023
	RMB	RMB
Revenue	10,149	4,936

Net losses	51,322	(71,405)

Fresh2 acquisition

On February 7, 2023, the Company, through its subsidiary Fresh2, entered into a Share Purchase Agreement (the “Ecommerce Agreement”) to acquire Fresh 2 Ecommerce Inc, a Delaware corporation (“Fresh2 Ecommerce”), from Mr. Haohan Xu, the Company’s Co-CEO and Co-Chairman of the board of directors. Fresh2 Ecommerce is a business-to-business e-commerce platform focused on connecting Asian food suppliers and restaurants well as other retail customers in the U.S. Fresh2 Ecommerce provides an online direct selling platform for food suppliers such as food companies, manufacturers, agents, importers, and wholesalers to restaurants and other retail customers. The acquisition was closed on February 8, 2023. The Company issued 5,440,420 Class A ordinary shares with fair value of RMB17,304 (US$2,549) to acquire all the issued and outstanding equity interests in Fresh2 Ecommerce.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed for the combined entities at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:

Amount
RMB

Total consideration	17,304

Assets acquired and liabilities assumed:
Cash acquired	71
Other current assets	938
Accounts payables	(950)
Accrued expenses and other current liabilities	(72)
Total net assets acquired	(13)
Goodwill	17,317

None of the goodwill is expected to be deductible for income tax purposes. For the six months ended June 30, 2023, Fresh2 Ecommerce contributed revenue of 199 and loss of 86 to the group from February 8, 2023 to June 30, 2023. Pro forma results reflecting this transaction were not presented because it is not significant to the Group’s consolidated financial results.

Asset acquisition

On March 31, 2023, the Group closed an asset purchase with Easy Hundred Inc. (“Easy Hundred”), a U.S.-based e-commerce startup company in the foodservice industry. Pursuant to the Asset Purchase Agreement (the “EZ Agreement”), the Group acquired certain fixed assets of Easy Hundred and Easy Hundred’s intellectual property relating to ez100, 2Supply and 100WAY systems with total consideration consisting of RMB5,013(US$730) in cash and 17,665,702 Class A ordinary shares of the Company. The fair value of the shares issued was RMB25,720 (US$3,745).

The following table summarizes the fair value of the identifiable assets:

Amount
RMB
Property and equipment- furniture, fixtures and equipment	160
Property and equipment- motor vehicles	434
Intangible assets- software*	30,139
Total consideration	30,733

*	Intangible assets refer to intellectual property relating to ez100, 2Supply and 100WAY systems.